UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lucas Capital Management LLC
Address:    2 Bridge Ave.
                  Red Bank NJ 07701

Form 13F File Number:  028-11284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Julie Gouveia
Title:         Chief Compliance Officer
Telephone: 732-758-1004

Signature, Place and Date of Signing:

Julie Gouveia     Red Bank NJ 07704  February 2, 2011

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   120

Form 13F Information Table Value Total:  266,950


Lucas Capital Management LLC				12/31/2010

Name of Issuer				Title of	CUSIP No.	Market	Shares	Sh/	Investment Discretion	Voting Authority
					Class				Value 		Other	Sole	Shared	None	Sole	Shared	None
									*1000

Alliance Bernstein Global Hi Inc Fd	Com		01879R106	391	27370	Sh	27370			27370
Alliance Bernstein Income Fd		Com		01881E101	97	12196	Sh	12196			12196
Apache Corp				Com		037411105	1157	9700	Sh	9700			9700
Apple Computer Inc			Com		037833100	3486	10808	Sh	10808			10808
ASA Ltd					Com		G3156P103	278	3489	Sh	3489			3489
ATT					Com		00206R102	1259	42854	Sh	42854			42854
B & G Foods Inc.			Com		05508R205	427	31083	Sh	31083			31083
Bankamerica Corp			Com		060505104	180	13478	Sh	13478			13478
Barrick Gold				Com		067901108	389	7316	Sh	7316			7316
Baytex Energy Tr			Tr Un		073176109	576	12300	Units  	12300			12300
Berkshire Hathaway Inc			Com		084670207	413	5150	Sh	5150			5150
Berry Petroleum Co			Com		085789105	1936	44300	Sh	44300			44300
BHP Billiton Ltd			Com		088606108	14792	159192	Sh	159192			159192
Blackrock Strategic Muni		Com		09248T109	123	10000	Sh	10000			10000
Bristol Myers Squibb Co			Com		110122108	1876	70843	Sh	70843			70843
Canadian Natural Res Ltd		Com		136385101	13312	299690	Sh	299690			299690
Canadian Pacific Railway		Com		13645T100	253	3900	Sh	3900			3900
Caterpillar Inc				Com		149123101	1809	19315	Sh	19315			19315
Celgene Corp				Com		151020104	237	4000	Sh	4000			4000
Cemex SAB				ADR		151290889	91	8499	Sh	8499			8499
Chesapeake Energy Corp			Com		165167107	7284	281140	Sh	281140			281140
Chevrontexaco Corp			Com		166764100	5582	61168	Sh	61168			61168
Chicago Bridge & Iron Co		Com		167250109	436	13250	Sh	13250			13250
China Fund Inc				Com		169373107	905	27846	Sh	27846			27846
Cisco Systems Inc			Com		17275R102	235	11639	Sh	11639			11639
Citigroup Inc				Com		172967101	1170	247394	Sh	247394			247394
Clearwire Corp				Com		18538Q105	65	12550	Sh	12550			12550
Corning Inc				Com		219350105	180	8300	Sh	8300			8300
Deere & Co				Com		244199105	201	2426	Sh	2426			2426
DNP Select Inc Fd			Com		23325P104	119	13071	Sh	13071			13071
DorchesterMinerals			Com		25820R105	13406	488039	Sh	488039			488039
Dun & Bradstreet Corp			Com		26483E100	378	4600	Sh	4600			4600
Eagle Bancorp Inc.			Com		268948106	276	19137	Sh	19137			19137
Eastern Amer Gas Tr			Units		276217106	6766	294190	Units  	294190			294190
EI DuPont De Nemours & Co.		Com		263534109	1100	22051	Sh	22051			22051
Encore Energy Prtrs LP			Units		29257A106	1734	77170	Units   77170			77170
Energy Transfer				Com		29273R109	5494	106015	Sh	106015			106015
Enerplus Res Fd				Units		29274D604	6939	225013	Units  	225013			225013
EXCO Resources Inc			Com		269279402	49	2500	Sh	2500			2500
Exxon Mobil Corp			Com		30231G102	13685	187159	Sh	187159			187159
Freeport McMoran Copper & G		Com		35671D857	1599	13315	Sh	13315			13315
Gartner Group Inc.			Com		366651107	249	7500	Sh	7500			7500
General Electric Co			Com		369604103	963	52654	Sh	52654			52654
Genesis Energy				Units LP	371927104	420	15900	Com	15900			15900
Globecomm Systems Inc			Com		37956X103	406	40600	Sh	40600			40600
Goldcorp Ltd				Com		380956409	744	16179	Sh	16179			16179
Google Inc Cl A				Com		38259P508	380	639	Sh	639			639
Greater China Fund Inc			Com		39167B102	396	30083	Sh	30083			30083
Gulfport Energy				Com		402635304	1073	49500	Sh	49500			49500
Hecla Mining Co				Com		422704106	114	10087	Sh	10087			10087
Hovnanian Enterprises Inc		Com		442487203	273	66731	Sh	66731			66731
Hugoton Rylty Tr			UBI		444717102	170	8285	Units  	8285			8285
IBM Corp				Com		459200101	4029	27455	Sh	27455			27455
Imax Corp				Com		45245E109	432	15400	Sh	15400			15400
Invesco Van Kampen Tr			Com		46131T101	273	20025	Sh	20025			20025
Ishares Silver Tr			Com		46428Q109	3701	122620	Units  	122620			122620
Ishares US Medical Dev			DJ Med Dev	464288810	1100	18675	Sh	18675			18675
Ishares Tr Goldman Sachs		Com		464287549	306	5065	Sh	5065			5065
Ishares Tr MSCI				Com		464287465	559	9595	Sh	9595			9595
Johnson & Johnson Inc			Com		478160104	3762	60829	Sh	60829			60829
JP Morgan & Co Inc			Com		46625H100	415	9777	Sh	9777			9777
Leapfrog Ent-A				Com		52186N106	56	10000	Sh	10000			10000
Legacy Reserves LP			Units LP	524707304	1633	56850	Units  	56850			56850
Magellan Midstream Prtrs LP		Units LP	559080106	3612	63925	Com	63925			63925
Magnum Hunter Resources Corp		Com		55973B201	625	25000	Sh	25000			25000
Marine Petroleum Tr			UBI		568423107	723	31494	Units  	31494			31494
Market Vectors ETF			G Mnr ETF	57060U100	698	11350	Sh	11350			11350
Medco Health Solutions Inc		Com		58405U102	455	7434	Sh	7434			7434
Merck & Co Inc				Com		589331107	373	10349	Sh	10349			10349
Mesa Royalty Tr				UBI		590660106	315	6400	Units  	6400			6400
MFS Multimarket Inc			Com		552737108	200	28948	Sh	28948			28948
Microsoft Corp				Com		594918104	201	7206	Sh	7206			7206
Mosaic Inc				Com		61945A107	216	2825	Sh	2825			2825
Natural Resource Partners		Units LP	63900P103	502	15125	Units	15125			15125
Neuberger Berman Inc			Com		64190A103	53	13209	Sh	13209			13209
Noble Energy Corp			Com		655044105	6051	70300	Sh	70300			70300
Nordic American Tanker Shipping		Com		G65773106	210	8075	Sh	8075			8075
North European Oil Rylty Tr		SBI		659310106	15370	535539	Units  	535539			535539
Northern Oil & Gas Inc			Com		665531109	14	500	Sh	500			500
Nustar Energy LP			Units LP	67058H102	1348	19395	Com	19395			19395
Occidental Petroleum Corp		Com		674599105	17089	174200	Sh	174200			174200
Oneok Partners LP			Units		68268N103	477	6000	Units	6000			6000
Oracle Systems Corp			Com		68389X105	2007	64109	Sh	64109			64109
Orbcomm Inc				Com		68555P100	106	41000	Sh	41000			41000
Penngrowth Energy Tr			Units		706902509	195	15150	Units  	15150			15150
Penn West Energy Tr			Units		707885109	240	10037	Units  	10037			10037
Permian Basin Tr			UBI		714236106	172	7600	Units  	7600			7600
Petroleo Brasileiro SA			ADR		71654V408	370	9775	Sh	9775			9775
Pfizer Inc				Com		717081103	202	11546	Sh	11546			11546
Philip Morris Inc			Com		718172109	292	4997	Sh	4997			4997
Pimco Corp				Com		72201B101	300	17700	Sh	17700			17700
Pioneer Natural Resources Co		Com		723787107	1585	18260	Sh	18260			18260
Plains All American Pipeline LP		Units		726503105	3761	59900	Units	59900			59900
Plains Exploration			Com		726505100	10488	326309	Sh	326309			326309
PMFG Inc				Com		69345P103	385	23500	Sh	23500			23500
PNC Financial Inc			Com		693475105	398	6554	Sh	6554			6554
Potash Corp of Saskatch Inc		Com		73755L107	712	4600	Sh	4600			4600
Proctor & Gamble Co			Com		742718109	725	11273	Sh	11273			11273
Proshares Ultrashort 20+ Year Tr	Com		74347R297	3138	84725	Sh	84725			84725
Qualcomm Inc				Com		747525103	1461	29525	Sh	29525			29525
Resolute Energy Corp			Com		76116A108	2962	200700	Sh	200700			200700
Royal Bank of Scotland			Com		780097788	182	10440	Sh	10440			10440
Royal Dutch Shell ADR			ADR		780259206	13884	208250	Sh	208250			208250
Sabine Royalty Tr			UBI		785688102	8176	137289	Units  	137289			137289
Sandridge Energy Inc			Com		8007P307	9420	1286900	Sh	1286900			1286900
Sasol Ltd Spon ADR			ADR		803866300	309	5930	Sh	5930			5930
Shaw Group Inc				Com		820280105	534	15600	Sh	15600			15600
Silver Standard Res Inc			Com		82823L106	248	8800	Sh	8800			8800
Sims Group Ltd Spon			ADR		829160100	1516	69417	Sh	69417			69417
Sirius Satellite Radio Inc		Com		82967N108	37	22760	Sh	22760			22760
Southern Copper Co			Com		84265V105	239	4900	Sh	4900			4900
SPDR Gold Tr				Units Tr	78463V107	4530	32656	Sh	32656			32656
Star Scientific Inc			Com		85517P101	29	15000	Sh	15000			15000
Suncor Energy				Com		867229106	3190	83300	Sh	83300			83300
Talisman Ebergy				Com		87425E103	5007	225650	Sh	225650			225650
Terra Nova Rlty Corp			Com		88102D103	367	46938	Sh	46938			46938
TTL Fina Elf SP ADR			ADR		89151E109	2781	52000	Sh	52000			52000
Ultra Petroleum Corp			Com		903914109	3639	76173	Sh	76173			76173
Unilever PLC ADR			ADR		904767704	407	13175	Sh	13175			13175
Venoco Inc				Com		92275P307	923	50000	Sh	50000			50000
Verizon Communications Inc		Com		92343V104	297	8305	Sh	8305			8305
Warren Resources Inc			Com		93564A100	10	2180	Sh	2180			2180
Western Gas Partners LP			Units LP	958254104	897	29620	Units	29620			29620
Whiting Petroleum Corp			Com		966387102	158	1350	Sh	1350			1350

									266950
